Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Percentage of net revenue contributed by VIE	87.02%	87.02%	87.48%
Percentage of consolidated total assets contributed by VIE	74.79%	74.79%	70.65%
Loan facilities
Revenues recognized			5,326	3,629
Value added tax rate percent	13.00%	13.00%
Value added tax rate for small scale tax payers	3.00%	3.00%
Value added tax rate, deduction	1.00%	1.00%
Value added tax	¥ 1,993		2,670
Restricted bank deposits	315,599		264,263	133,678	$ 45,130		$ 37,789	¥ 198,727
Restricted funds	79,965		93,878
Guarantee deposits	23,961		23,291
Inventories, net	1,080		998
Impairment of goodwill				24,809
Net residual value of property
Residual value of property, percentage	5.00%				5.00%	5.00%
Government grants received	¥ 130		311	407
Remaining lease terms	6 months 29 days				6 months 29 days	6 months 29 days
Realized upon settlement rate	50.00%	50.00%
Cash and cash equivalents	¥ 325,431		¥ 171,101
Percentage of cash and cash equivalents	74.89%	74.89%	45.10%
Deposit insurance regulation	¥ 12,363
Uninsured amount	310,467
Deposit insurance insured	500
Loan receivable			¥ 6,964
Fair value	¥ 2,862,917		2,018,058
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	1				1	1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	6.9931				6.9931	6.9931
Judicial freezing order [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted funds	¥ 211,673		¥ 147,094
Fair Value of Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	67.00%	67.00%	49.00%
Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Sales allowances for sales returns and sales incentives	¥ 69		¥ 216	¥ 262
Customer Concentration Risk [Member] | Foreign Currencies [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	74.89%	74.89%
Customer Concentration Risk [Member] | Foreign Currencies One [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	8.41%	8.41%
Customer Concentration Risk [Member] | Foreign Currencies Two [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	16.70%	16.70%
Product [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate percent	9.00%	9.00%
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate percent	6.00%	6.00%
Mainland China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance insured	¥ 4,792
Mainland China [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance insured	872
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance insured	103,070					$ 800
America [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance insured	¥ 2,963				$ 250,000
Asia [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance insured | $
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful lives	5 years				5 years	5 years
Minimum [Member] | Investee Companies [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method Investment, ownership percentage	20.00%				20.00%	20.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets, estimated useful lives	20 years				20 years	20 years
Maximum [Member] | Investee Companies [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method Investment, ownership percentage	50.00%				50.00%	50.00%